Investment in and advances to Equity-Accounted for Investment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 30, 2017
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired			50.00%
Long-term debt, gross	$ 562,861	$ 741,992
Equity income (loss)	2,345	1,220	$ (25,370)
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Long-term debt, gross	$ 31,900	$ 37,500
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage Of Exposure To Loan Guarantee	50.00%
Teekay Tanker Operations Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired				50.00%